Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based options for Class A shares and Class B shares issued

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	2,180,000	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	2,060,150	*	2022-2026	Service condition, non-market performance condition
LTIP - Modified complex conditional upon listing	November 18, 2020	20,000	*	2021	Service condition, non-market performance condition
Total share options granted as at June 30, 2022		4,260,150		—	—
*	Options granted refer to GDEV Inc. shares

Schedule of share-based payments expense

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Class B complex vesting	256	398
Employee stock option plan	788	1,631
Total recorded expenses	1,044	2,029
therein recognized:
within Game operation cost	30	64
within Selling and marketing expenses	61	129
within General and administrative expenses	953	1,836

Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing – related
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the end of 2022 (units)	2,330,000	4,120,300	20,000
Granted during the period (units)	—	—	—
Modification of options (units)	—	—	—
Exercised during the period (units)	(50,000)	(220,731)	—
Forfeited	(100,000)	(1,839,419)	—
Outstanding at the end of June 2023 (units)	2,180,000	2,060,150	20,000

Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12
*-	applied to the result of fair value estimation.
**-	total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.